ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE - Narrative (Details) - Disposal groups classified as held for sale $ in Millions	1 Months Ended	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)
Assets and Liabilities Classified As Held For Sale [Line Items]
Proportion of ownership interest in subsidiary	67.00%
Consideration receivable	$ 235	$ 235
Ownership and voting interest		33.00%
Brookfield Infrastructure
Assets and Liabilities Classified As Held For Sale [Line Items]
Consideration receivable	$ 60	$ 60